Leases (Details) - One Energy Enterprises Inc [Member] - USD ($)		3 Months Ended		12 Months Ended
	Jan. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Finance lease of principal payments	$ 12,915				$ 1,893
Finance lease of discount rate	8.83%				8.83%
Fixed lease income		$ 79,825	$ 92,920	$ 92,920	$ 333,574
Minimum rental payments to be received		1,574,294		2,367,180		$ 0
Variable lease income		$ 0	$ 0	$ 0	$ 0